INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 9 —INTANGIBLE ASSETS:

Intangible Assets

Intangible assets activity for three years ended December 31, 2015 is summarized as follows:

	International Crude Tankers Segment	U.S. Flag Segment	Other	Total
Balance at January 1, 2013	$7,125	$64,610	$240	$71,975
Amortization	(500)	(4,667)	(16)	(5,183)
Impairment loss	(6,625)	-	-	(6,625)
Balance at December 31, 2013	-	59,943	224	60,167
Amortization	-	(5,126)	(224)	(5,350)
Balance at December 31, 2014	-	54,817	-	54,817
Amortization	-	(4,600)	-	(4,600)
Balance at December 31, 2015	$-	$50,217	$-	$50,217

As discussed in Note 3, “Summary of Significant Accounting Policies,” the Company’s intangible assets at December 31, 2015 and 2014 consist of long-term customer relationships acquired as part of the 2006 purchase of Maritrans, Inc. The Company’s re-organization planning discussed in Note 2 was determined to be an impairment triggering event under the ASC 360, Property, Plant, and Equipment, held-for-use model for the long-lived asset group relating to the Company’s full service International Crude Tankers Lightering business as of December 31, 2013. The full service International Crude Tankers Lightering business assets were tested as a group because the cash flows relating to this business were largely independent of the cash flows of other groups of assets and liabilities. The assets of the full service International Crude Tankers Lightering business included the customer relationship intangible assets acquired as part of the 2007 purchase of the Heidmar Lightering business, an Aframax vessel (the Overseas Eliane) and transportation equipment used to service the customers in the full service Lightering business. As such, the carrying values and cash flows that were included in the impairment test were solely the assets and cash flows related to the full service Lightering business. Based on the estimated cash flows used to measure the fair value of the asset group, the Company recorded an impairment charge of $6,625 representing the full value of the customer relationships intangible assets related to the full service International Crude Tankers Lightering business in the quarter ended December 31, 2013. Refer to Note 6, “Vessels, Deferred Drydock and Other Property,” for a discussion on the impairment charges allocated to the transportation equipment used in this business.

The gross intangible assets were $92,000 at December 31, 2015 and 2014. Accumulated amortization was $41,783 and $37,183 at December 31, 2015 and 2014, respectively. Amortization of intangible assets for the five years subsequent to December 31, 2015 is expected to approximate $4,600 per year.